Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2022
Default Root [Abstract]
Critical accounting estimates and judgments
4.
Critical accounting estimates and judgments

The preparation of financial statements requires the use of accounting estimates which, by definition, will seldom equal the actual results. Management also needs to exercise judgment in applying the Group’s accounting policies.

Estimates and judgments are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the entity and that are believed to be reasonable under the circumstances.

(a)
Consolidation of VIEs

As disclosed in Note 1.2, the Group exercises control over the VIEs and has the right to recognize and receive substantially all the economic benefits through the Contractual Arrangements. The Group considers that it controls the VIEs notwithstanding the fact that it does not hold direct equity interests in the VIEs, as it has power over the financial and operating policies of the VIEs and receive substantially all the economic benefits from the business activities of the VIEs through the Contractual Arrangements. Accordingly, all these VIEs are accounted for as controlled structured entities and their financial statements have also been consolidated by the Company.

(b)
The estimates of the lifespans of durable virtual gifts

Users purchase certain durable virtual gifts on the Group’s online karaoke and live streaming platforms and the relevant revenue is recognized based on the estimated lifespans of the virtual gifts. The estimated lifespans are determined by the management based on the expected service period derived from historical data of user relationship period.

Significant judgments are required in determining the expected service periods, including but not limited to user’ historical activities patterns and churn rates. The Group has adopted a policy of assessing the estimated lifespans of virtual gifts on a regular basis whenever there is any indication of change in the expected service periods.

Any change in the estimates may result in the revenue being recognized on a different basis from that in prior periods.

(c)
Recoverability of non-financial assets

The Group tests annually whether goodwill has suffered any impairment. Goodwill and other non-financial assets, mainly including property, plant and equipment, right-of-use assets, land use rights, intangible assets, as well as investments accounted for using equity method are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The recoverable amounts have been determined based on value-in-use calculations or fair value less costs to sell. These calculations require the use of judgments and estimates.

Management judgment is required in the area of asset impairment, particularly in assessing: (i) whether an event has occurred that may indicate that the related asset values may not be recoverable; (ii) whether the carrying value of an asset can be supported by the recoverable amount, being the higher of fair value less costs to sell and net present value of future cash flows which are estimated based upon the continued use of the asset in the business; (iii) the selection of the most appropriate valuation technique, e.g. the market approach, the income approach, as well as a combination of approaches; and (iv) the appropriate key assumptions to be applied in the adopted valuation models, including discounted cash flows and market approach. Changing the assumptions selected by management in assessing impairment, including the revenue growth rates and pre-tax discount rates assumptions adopted in the cash flow projections and selection of comparable companies adopted in the market approach, could materially affect the net present value used in the impairment test and as a result affect the Group’s financial condition and results of operations. If there is a significant adverse change in the key assumptions applied, it may be necessary to take an impairment charge to income statement.

(d)
Share-based compensation arrangements

The Group measures the cost of equity-settled transactions with employees by making reference to the fair value of the equity instruments at the date at which they are granted. The fair value is estimated using a model which requires the determination of the appropriate inputs. The Group has to estimate the expected yearly percentage of grantees that will stay within the Group at the end of the respective vesting periods of the options and awarded shares (the “Expected Retention Rate”) in order to determine the amount of share-based compensation expenses to be charged to the consolidated income statement. The assumptions and models used for estimating the fair value of share-based payment transactions are disclosed in Note 24.

(e)
Income taxes

The Group is subject to income taxes in numerous jurisdictions. Significant judgment is required in determining the worldwide provision for income taxes. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact current income tax and deferred income tax in the period in which such determination is made.

(f)
Scope of consolidation

Consolidation is required only if control exists. The Group controls an investee when it has all the following: (i) power over the investee; (ii) exposure, or rights, to variable returns from its involvement with the investee; and (iii) the ability to use its power over the investee to affect the amount of the Group’s returns. Power results from rights that can be straightforward through voting rights or complicated in contractual arrangements. Variable returns normally encompass financial benefits and risks, but in certain cases, they also include operational values specific to the Group. These three factors cannot be considered in isolation by the Group in its assessment of control over an investee. Where the factors of control are not apparent, significant judgment is applied in the assessment, which is based on an overall analysis performed on all of the relevant facts and circumstances.

The Group is required to reassess whether it controls the investee if facts and circumstances indicate a change to one or more of the three factors of control.